Long Term Loan - Schedule of Long Term Loan (Details) - Image P2P Trading Group Limited [Member] - USD ($)	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Current portion	$ 300,549	$ 1,009,082
Long term portion	1,888,846	1,797,222	3,079,481
Total	$ 2,189,395	$ 2,806,304	$ 3,079,481